Segmented Information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Operating Segments [Abstract]
Summary of Revenues and Expenses by Operating Segments

a) Revenues and expenses by operating segments:

For the year ended December 31, 2019	Small molecule therapeutics	Plasma- derived therapeutics	Reconciliation to statement of operations	Total
Revenues	$34	$4,736	$134	$4,904

Cost of sales and other production expenses	-	2,633	130	2,763
Manufacturing and purchase cost of product candidates used for R&D activities	132	37,107	(195)	37,044
R&D - Other expenses	15,419	22,366	285	38,070
Administration, selling and marketing expenses	4,709	8,368	32,206	45,283
Segment loss	$(20,226)	$(65,738)	$(32,292)	$(118,256)
Gain on foreign exchange				(1,451)
Finance costs				14,056
Loss on extinguishments of liabilities				92,374
Change in fair value of financial instruments measured at fair value through profit or loss				(1,140)
Impairment loss				12,366
Net loss before income taxes from continuing operations				$(234,461)
Other information
Depreciation and amortization	$779	$7,400	$679	$8,858
Share-based payment expense	4,782	4,390	12,369	21,541

For the year ended December 31, 2018	Small molecule therapeutics	Plasma- derived therapeutics	Reconciliation to statement of operations	Total
Revenues	$-	$24,521	$112	$24,633

Cost of sales and other production expenses	-	25,297	410	25,707
Manufacturing and purchase cost of product candidates used for R&D activities	1,692	37,107	(132)	38,667
R&D - Other expenses	14,234	31,727	230	46,191
Administration, selling and marketing expenses	3,522	10,393	15,533	29,448
Segment loss	$(19,448)	$(80,003)	$(15,929)	$(115,380)
Loss on foreign exchange				4,696
Finance costs				22,041
Gain on extinguishments of liabilities				(33,626)
Share of losses of an associate				22
Impairment losses				149,952
Change in fair value of financial instruments measured at fair value through profit or loss				1,000
Net loss before income taxes from continuing operations				$(259,465)
Other information
Depreciation and amortization	$480	$3,644	$415	$4,539
Share-based payment expense	1,270	1,524	3,606	6,400

For the year ended December 31, 2017	Small molecule therapeutics	Plasma- derived therapeutics	Reconciliation to statement of operations	Total
Revenues	$19,724	$2,529	$60	$22,313

Cost of sales and other production expenses	-	4,014	(325)	3,689
Manufacturing and purchase cost of product candidates used for R&D activities	1,755	32,764	184	34,703
R&D - Other expenses	17,426	40,963	431	58,820
Administration, selling and marketing expenses	3,669	13,488	12,406	29,563
Bad debt expense	20,491	-	-	20,491
Segment loss	$(23,617)	$(88,700)	$(12,636)	$(124,953)
Loss (gain) on foreign exchange				(781)
Finance costs				7,889
Loss (gain) on extinguishments of liabilities				4,191
Net loss before income taxes from continuing operations				$(136,252)
Other information
Depreciation and amortization	$428	$2,880	$361	$3,669
Share-based payment expense	1,509	2,269	4,490	8,268

Summary of Revenues, Capital, Intangible and Right-of-use Assets by Geographic Area

Information by geographic area

b) Capital, intangible and right-of-use assets by geographic area

	2019	2018
Canada	$48,309	$27,647
United States	3,141	19,287
United Kingdom	17,121	13,982
	$68,571	$60,916

c) Revenues by location from continuing operations

	2019	2018	2017
United States	$3,023	$22,854	$120
Canada	1,881	1,519	2,469
China	-	-	19,724
Norway	-	260	-
	$4,904	$24,633	$22,313